Share Based Compensation (Details) - Schedule of Options Granted to Nonemployees are Measured Based on the Grant Date Fair Value of the Equity Instrument - Non Employees [Member]
$ / shares in Units, $ in Thousands
6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Share Based Compensation (Details) - Schedule of Options Granted to Nonemployees are Measured Based on the Grant Date Fair Value of the Equity Instrument [Line Items]
Number of Options, Outstanding Beginning balance (in Shares) | shares	2,651,700
Weighted Average Exercise Price, Outstanding Beginning balance	$ 0.86
Weighted Average Grant date Fair Value, Outstanding Beginning balance	$ 0.85
Weighted Average Remaining Contractual Term, Outstanding Beginning balance	9 years 3 months 7 days
Aggregate Intrinsic Value, Outstanding Beginning balance (in Dollars) | $	$ 532
Number of Options, Granted (in Shares) | shares
Weighted Average Exercise Price, Granted
Weighted Average Grant date Fair Value, Granted
Weighted Average Remaining Contractual Term, Granted (in Shares) | shares
Aggregate Intrinsic Value, Granted (in Dollars) | $
Number of Options, Exercised (in Shares) | shares	(650,000)
Weighted Average Exercise Price, Exercised	$ 0.05
Weighted Average Grant date Fair Value, Exercised	$ 0.05
Weighted Average Remaining Contractual Term, Exercised (in Shares) | shares	0.22
Aggregate Intrinsic Value, Exercised (in Dollars) | $
Number of Options, Forfeited (in Shares) | shares	(20,000)
Weighted Average Exercise Price, Forfeited
Weighted Average Grant date Fair Value,
Forfeited (in Shares) | shares
Aggregate Intrinsic Value, (in Dollars) | $
Number of Options, Outstanding Beginning balance (in Shares) | shares	1,981,700
Weighted Average Exercise Price, Outstanding Beginning balance	$ 1.13
Weighted Average Grant date Fair Value, Outstanding Beginning balance	$ 1.04
Weighted Average Remaining Contractual Term, Outstanding Beginning balance	8 years 8 months 26 days
Aggregate Intrinsic Value, Outstanding Beginning balance (in Dollars) | $	$ 315
Number of Options, Vested and Exercisable (in Shares) | shares	1,981,700
Weighted Average Exercise Price, Vested and Exercisable	$ 1.13
Weighted Average Grant date Fair Value, Vested and Exercisable	$ 1
Weighted Average Remaining Contractual Term, Vested and Exercisable	8 years 8 months 26 days
Aggregate Intrinsic Value, Vested and Exercisable (in Dollars) | $	$ 315